Certain Long Duration Contracts - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Security	Dec. 31, 2013 Security	Dec. 31, 2012
Certain Long Duration Contracts Textual [Abstract]
Number of primary quarantee types	5	5
Guaranteed return of deposits period one		5 years
Guaranteed return of deposits period two		7 years
Guaranteed return of deposits period three		10 years
Transfer of assets from general account to separate account	$ 0	$ 0	$ 0
Reserve balances on guarantees	377	325	216
GMDB [Member]
Certain Long Duration Contracts Textual [Abstract]
Paid claims for variable annuity contracts with guarantees	8	22	30
Reserve balances on guarantees	$ 72	$ 55	$ 65